Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Option/Fair Value Measurements [Abstract]
Assets and Liabilities measured at fair value on recurring basis

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2012 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
U. S. government agency securities	$153,166	142,359	10,807	0
Corporate debt securities	61,018	0	61,018	0
Municipal securities	6	0	6	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	81	0	81	0
Pass through certificates guaranteed by FNMA – adjustable rate	152	0	152	0
FHLMC participation certificates:
Fixed rate	190	0	190	0
Adjustable rate	131	0	131	0
Loans held for sale	163,834	0	163,834	0
Commitments to originate loans	2,559	0	0	2,559
Forward sales commitments	2,194	0	0	2,194

Total assets	$383,331	142,359	236,219	4,753

Liabilities:
Commitments to originate loans	$512	0	0	512
Forward sales commitments	133	0	0	133

Total liabilities	$645	0	0	645

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2011 (in thousands):

		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Fair	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Assets:
Securities, available for sale
Corporate debt securities	$46,912	46,912	0	0
Trust preferred securities	25,196	25,196	0	0
Municipal securities	17	17	0	0
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	89	0	89	0
Pass through certificates guaranteed by FNMA – adjustable rate	180	0	180	0
FHLMC participation certificates:
Fixed rate	293	0	293	0
Adjustable rate	153	0	153	0
Loans held for sale	115,434	0	115,434	0
Commitments to originate loans	1,254	0	0	1,254
Forward sales commitments	1,623	0	0	1,623

Total assets	$191,151	72,125	116,149	2,877

Liabilities:
Commitments to originate loans	$894	0	0	894
Forward sales commitments	295	0	0	295

Total liabilities	$1,189	0	0	1,189

Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs

	Mortgage	Commitments
	Servicing	to Originate	Forward Sales
	Rights	Loans	Commitments
Balance at October 1, 2010	$263	1,547	(240)
Total realized and unrealized gains (losses):
Included in net income	(263)	(1,187)	1,568

Balance at September 30, 2011	$0	360	1,328
Total realized and unrealized gains:
Included in net income	0	1,687	733

Balance at September 30, 2012	$0	2,047	2,061

Realized and unrealized gains and losses included in net income

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2012, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$0	0	2,420

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2011, are reported in the consolidated statements of operations as follows (in thousands):

	Loan	Impairment Recovery
	Servicing	on Mortgage	Other
	Fees	Servicing Rights	Income
Total gains (losses)	$(330)	67	381

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$0	0	0

Carrying value and fair value of company's financial instruments

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$8,716	8,716	0	0
Stock in Federal Home Loan Bank	7,073	0	7,073	0
Mortgage-backed securities held to maturity	25,921	0	26,117	0
Loans receivable held for investment	734,772	0	0	763,017

Financial Liabilities:
Customer deposit accounts	870,946	0	0	872,160
Brokered deposit accounts	21,367	0	0	21,365
Advances from FHLB	127,000	0	0	130,393
Subordinated debentures	25,774	0	0	9,021

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2011 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other	Unobservable
	Carrying	Identical Assets	Observable	Inputs
	Value	(Level 1)	Inputs (Level 2)	(Level 3)
Financial Assets:
Cash and cash equivalents	$5,030	5,030	0	0
Stock in Federal Home Loan Bank	13,551	0	13,551	0
Mortgage-backed securities held to maturity	39,146	0	39,031	0
Loans receivable held for investment	917,134	0	0	922,191

Financial Liabilities:
Customer deposit accounts	784,681	0	0	788,751
Brokered deposit accounts	24,994	0	0	25,002
Advances from FHLB	247,000	0	0	249,456
Subordinated debentures	25,774	0	0	10,000

Carrying values and fair values of the Company's unrecognized financial instruments

	September 30, 2012		September 30, 2011
	Contract or	Estimated	Contract or	Estimated
	notional	unrealized	notional	unrealized
	amount	gain (loss)	amount	gain
Unrecognized financial instruments:
Lending commitments – fixed rate, net	$2,446	11	$7,879	14
Lending commitments – floating rate	926	9	0	0
Commitments to sell loans	0	0	0	0